OBLIGATIONS UNDER CAPITAL LEASE	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
OBLIGATIONS UNDER CAPITAL LEASE
Note 5 - OBLIGATIONS UNDER CAPITAL LEASE

The Company leases approximately 1,400 square feet of office space at 2999 North 44th Street, Phoenix, Arizona 85018 at a monthly rent of $3,270 through January 31, 2023 at a monthly base rent of $3,618, increasing to $3,688 and $3,758 per month during the second and third year of the lease, respectively.

On July 2, 2019, the Company executed a lease agreement for an industrial building space in California for 24 months at base rent of $2,400 per month through June 30, 2021.

The above leases are classified as capital leases under ASC 842 which the Company adopted in 2019. The following is a summary of property held under these capital leases at March 31, 2020 and December 31, 2019:

	March 31,	December 31,
	2020	2019

Office and warehouse facilities	$224,037	$224,037
Accumulated amortization	(101,547)	(87,106)

Total	$122,490	$136,931

Future maturities of obligations under capital leases are as follows:

Twelve months ending March 31,
2021	$72,359
2022	51,594
2023	37,575

Total minimum lease payments	161,528
Amounts representing interest	(17,787)
$143,741

The Company leases approximately 1,400 square feet of office space at 2999 North 44th Street, Phoenix, Arizona 85018 at a monthly rent of $3,270 through January 31, 2023 at a monthly base rent of $3,618, increasing to $3,688 and $3,758 per month during the second and third year of the lease, respectively.

On July 2, 2019, the Company executed a lease agreement for an industrial building space in California for 24 months at base rent of $2,400 per month through June 30, 2021.

The above leases are classified as capital leases under ASC 842 which the Company adopted in 2019. The following is a summary of property held under these capital leases at December 31, 2019 and 2018:

	December 31,	December 31,
	2019	2018

Office and warehouse facilities	$224,037	$-
Accumulated amortization	(87,106)	-

Total	$136,931	$-

Future maturities of obligations under capital leases are as follows:

Years Ending December 31,
2020	$71,872
2021	58,585
2022	45,020
2023	3,758

Total minimum lease payments	179,235
Amounts representing interest	(21,616)
$157,619